Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Financial Income And Expenses [Abstract]
Interest income	€ 2,626	€ 202		€ 389
Foreign exchange gain	2,272	101		59
Other financial income	324	425		195
TOTAL - Financial income	5,221	728	[2]	642	[2]
Interest expenses	(11,289)	(10,955)		(2,309)
Interest expenses for leases	(148)	(21)		(10)
Foreign exchange losses	(1,657)	(127)		(764)
Other financial expenses	(17)	(14)		(13)
TOTAL - Financial expenses	(13,110)	(11,118)	[2]	(3,096)	[2]
Financial profit (loss)	€ (7,889)	€ (10,391)	[2]	€ (2,453)	[2]

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7